FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Balance	$ 340,877,413	$ 452,026,227	$ 396,422,834
Net income (loss)	(70,943,484)	(111,928,941)	33,323,952
Share-based compensation	1,881,401	2,249,834	2,206,025
Exercise of options	135,171
Repurchase		(500,724)
Deconsolidation of Daqo New Material Co., Ltd.	9,980,051
Deconsolidation of Nanjing Daqo New Energy Co., Ltd		(1,099,299)
Balance	137,326,561	340,877,413	452,026,227
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	17,288	17,571	17,571
Balance, shares	172,877,433	175,714,103	175,714,103
Share-based compensation
Exercise of options	55
Exercise of options, shares	550,420
Repurchase		(283)
Repurchase, shares		(2,836,670)
Deconsolidation of Daqo New Material Co., Ltd.
Balance	17,343	17,288	17,571
Balance, shares	173,427,853	172,877,433	175,714,103
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(494,928)
Share-based compensation
Exercise of options	96,256
Repurchase		(494,928)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(398,672)	(494,928)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	144,755,902	142,511,581	140,305,556
Share-based compensation	1,881,401	2,249,834	2,206,025
Exercise of options	38,860
Repurchase		(5,513)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	146,676,163	144,755,902	142,511,581
Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	38,276,015	150,204,956	116,881,004
Share-based compensation
Exercise of options
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(32,667,469)	38,276,015	150,204,956
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	19,551,006	18,444,123	6,276,868
Share-based compensation
Exercise of options
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd		(1,099,299)
Balance	23,699,196	19,551,006	18,444,123
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	202,105,283	311,178,231	263,480,999
Net income (loss)	(70,943,484)	(111,928,941)	33,323,952
Other comprehensive income	4,148,190	2,206,182	12,167,255
Share-based compensation	1,881,401	2,249,834	2,206,025
Exercise of options	135,171
Repurchase		(500,724)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd		(1,099,299)
Balance	137,326,561	202,105,283	311,178,231
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	17,288	17,571	17,571
Balance, shares	172,877,433	175,714,103	175,714,103
Net income (loss)
Other comprehensive income
Share-based compensation
Exercise of options	55
Exercise of options, shares	550,420
Repurchase		(283)
Repurchase, shares		(2,836,670)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	17,343	17,288	17,571
Balance, shares	173,427,853	172,877,433	175,714,103
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(494,928)
Net income (loss)
Other comprehensive income
Share-based compensation
Exercise of options	96,256
Repurchase		(494,928)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(398,672)	(494,928)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	144,755,902	142,511,581	140,305,556
Net income (loss)
Other comprehensive income
Share-based compensation	1,881,401	2,249,834	2,206,025
Exercise of options	38,860
Repurchase		(5,513)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	146,676,163	144,755,902	142,511,581
Parent Company [Member] | Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	38,276,015	150,204,956	116,881,004
Net income (loss)	(70,943,484)	(111,928,941)	33,323,952
Other comprehensive income
Share-based compensation
Exercise of options
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(32,667,469)	38,276,015	150,204,956
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	19,551,006	18,444,123	6,276,868
Net income (loss)
Other comprehensive income	4,148,190	2,206,182	12,167,255
Share-based compensation
Exercise of options
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd		(1,099,299)
Balance	$ 23,699,196	$ 19,551,006	$ 18,444,123